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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F Cover Page

       Report for the Calendar Year or Quarter Ended: September 30, 2011

If amended report check here:     [ ]

This Amendment (check only one):  [ ]  is a restatement
                                  [ ]  adds new holding entries

Eric A. Brock
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Name of Institutional Investment Manager

Business Address     One Post Office Square, 40th Floor     Boston, MA     02109
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13F File Number: 028-12501

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Eric A. Brock                       Individually                   617-204-3400
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Name                                   Title                           Phone

Signature, Place and Date of Signing:

/s/ Eric A. Brock
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One Post Office Square
Boston, MA 02109
11/14/2011

Report Type:

[ ]     13F HOLDINGS REPORT.
[X]     13F NOTICE.
[ ]     13F COMBINATION REPORT.

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                             FORM 13F SUMMARY PAGE

List of Other Managers Reporting for this Manager:

Form 13F File Number:          Name:
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028-10679                      Clough Capital Partners, L.P.